LOSS PER SHARE	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
Note 9 - LOSS PER SHARE

Basic net income per share is based on the weighted average number of common shares outstanding. Diluted net income per share is based on the weighted average number of common shares and common share equivalents outstanding. Common share equivalents included in the computation represent shares issuable upon assumed exercise of outstanding stock options and warrants except when the effect of their inclusion would be anti-dilutive.  As of February 28, 2014, there were potentially dilutive securities of options exercisable to purchase 8.6 million shares of common stock, and warrants exercisable to purchase 26.5 million shares of common stock.  As the inclusion of these outstanding stock options and warrants would be anti-dilutive, they were excluded from the computation of loss per share. Accordingly, basic net loss per share and diluted net loss per share are identical for each of the periods presented in the accompanying statement of operations.